Schedule of Investments Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.6%
Boeing Co.*	7,595	$1,814,067
General Dynamics Corp.	3,020	675,212
HEICO Corp.	534	93,973
HEICO Corp., Class A	941	132,069
Howmet Aerospace, Inc.	4,937	252,478
L3Harris Technologies, Inc.	2,545	482,252
Lockheed Martin Corp.	3,028	1,351,608
Northrop Grumman Corp.	1,918	853,510
RTX Corp.	19,624	1,725,538
Textron, Inc.	2,707	210,523
TransDigm Group, Inc.	701	630,704
		8,221,934
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	2,052	261,220
FedEx Corp.	3,106	838,465
United Parcel Service, Inc., Class B	9,734	1,821,523
		2,921,208
Automobile Components - 0.1%
Aptiv plc*	3,635	397,996
Automobiles - 2.1%
Ford Motor Co.	52,771	697,105
General Motors Co.	18,677	716,636
Lucid Group, Inc.*††	11,010	83,786
Tesla, Inc.*	36,187	9,677,490
		11,175,017
Banks - 3.1%
Bank of America Corp.	93,134	2,980,288
Citigroup, Inc.	26,148	1,246,214
Citizens Financial Group, Inc.	6,494	209,496
Fifth Third Bancorp	9,134	265,799
First Citizens BancShares, Inc., Class A	160	229,008
Huntington Bancshares, Inc.	19,406	237,529
JPMorgan Chase & Co.	39,252	6,200,247
M&T Bank Corp.	2,230	311,888
PNC Financial Services Group, Inc. (The)	5,360	733,730
Regions Financial Corp.	12,596	256,581
Truist Financial Corp.	17,894	594,439
US Bancorp	18,740	743,603
Wells Fargo & Co.	50,402	2,326,556
		16,335,378
Investments	Shares	Value
Beverages - 1.6%
Brown-Forman Corp., Class B	2,456	$173,394
Coca-Cola Co.	52,275	3,237,391
Constellation Brands, Inc., Class A	2,165	590,612
Keurig Dr Pepper, Inc.	11,323	385,095
Monster Beverage Corp.*	10,265	590,135
PepsiCo, Inc.	18,506	3,469,134
		8,445,761
Biotechnology - 2.1%
AbbVie, Inc.	23,699	3,544,895
Alnylam Pharmaceuticals, Inc.*	1,672	326,709
Amgen, Inc.	7,179	1,680,963
Biogen, Inc.*	1,945	525,520
BioMarin Pharmaceutical, Inc.*	2,518	221,408
Gilead Sciences, Inc.	16,753	1,275,573
Horizon Therapeutics plc*	3,044	305,222
Incyte Corp.*	2,491	158,727
Moderna, Inc.*	4,405	518,292
Regeneron Pharmaceuticals, Inc.*	1,450	1,075,770
Seagen, Inc.*	1,864	357,478
Vertex Pharmaceuticals, Inc.*	3,460	1,219,096
		11,209,653
Broadline Retail - 3.3%
Amazon.com, Inc.*	119,897	16,027,831
Coupang, Inc., Class A*	13,784	250,180
eBay, Inc.	7,185	319,804
Etsy, Inc.*	1,657	168,434
MercadoLibre, Inc.*	621	768,829
		17,535,078
Building Products - 0.4%
Builders FirstSource, Inc.*	1,719	248,275
Carrier Global Corp.	11,209	667,496
Johnson Controls International plc	9,214	640,834
Masco Corp.	3,022	183,375
Trane Technologies plc	3,064	611,084
		2,351,064
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,398	487,133
Ares Management Corp., Class A	2,156	213,918
Bank of New York Mellon Corp. (The)	9,644	437,452
BlackRock, Inc., Class A	2,012	1,486,566
Blackstone, Inc.	9,483	993,724
Carlyle Group, Inc. (The)	2,921	104,134
Charles Schwab Corp. (The)	19,966	1,319,753
CME Group, Inc., Class A	4,832	961,375
FactSet Research Systems, Inc.	514	223,611
Goldman Sachs Group, Inc. (The)	4,466	1,589,315

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
Intercontinental Exchange, Inc.	7,520	$863,296
KKR & Co., Inc.	7,764	461,026
LPL Financial Holdings, Inc.	1,043	239,222
MarketAxess Holdings, Inc.	506	136,225
Moody’s Corp.	2,120	747,830
Morgan Stanley	17,496	1,601,934
MSCI, Inc., Class A	1,077	590,282
Nasdaq, Inc.	4,551	229,780
Northern Trust Corp.	2,797	224,096
Raymond James Financial, Inc.	2,564	282,219
S&P Global, Inc.	4,406	1,738,211
State Street Corp.	4,491	325,328
T Rowe Price Group, Inc.	3,018	371,999
		15,628,429
Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,984	911,105
Albemarle Corp.	1,576	334,553
Celanese Corp., Class A	1,346	168,775
CF Industries Holdings, Inc.	2,617	214,803
Corteva, Inc.	9,547	538,737
Dow, Inc.	9,505	536,747
DuPont de Nemours, Inc.	6,164	478,511
Eastman Chemical Co.	1,603	137,185
Ecolab, Inc.	3,328	609,490
FMC Corp.	1,677	161,378
International Flavors & Fragrances, Inc.	3,427	289,958
Linde plc	6,578	2,569,827
LyondellBasell Industries NV, Class A	3,408	336,915
Mosaic Co.	4,463	181,912
PPG Industries, Inc.	3,161	454,868
Sherwin-Williams Co.	3,151	871,252
Westlake Corp.	462	63,525
		8,859,541
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,161	582,868
Copart, Inc.*	5,757	508,861
Republic Services, Inc., Class A	2,760	417,064
Rollins, Inc.	3,117	127,267
Waste Management, Inc.	4,973	814,528
		2,450,588
Communications Equipment - 0.8%
Arista Networks, Inc.*	3,352	519,862
Cisco Systems, Inc. (Delaware)	55,008	2,862,616
Motorola Solutions, Inc.	2,253	645,777
		4,028,255
Investments	Shares	Value
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,951	$393,361
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	832	371,455
Vulcan Materials Co.	1,787	394,033
		765,488
Consumer Finance - 0.5%
American Express Co.	7,986	1,348,675
Capital One Financial Corp.	5,128	600,079
Discover Financial Services	3,413	360,242
Synchrony Financial	5,763	199,054
		2,508,050
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	5,956	3,339,350
Dollar General Corp.	2,945	497,293
Dollar Tree, Inc.*	2,794	431,198
Kroger Co.	8,766	426,378
Sysco Corp.	6,799	518,832
Target Corp.	6,200	846,114
Walgreens Boots Alliance, Inc.	9,627	288,521
Walmart, Inc.	18,838	3,011,443
		9,359,129
Containers & Packaging - 0.2%
Amcor plc	19,741	202,543
Avery Dennison Corp.	1,087	200,019
Ball Corp.	4,228	248,141
Crown Holdings, Inc.	1,615	149,807
International Paper Co.	4,668	168,328
		968,838
Distributors - 0.1%
Genuine Parts Co.	1,887	293,843
LKQ Corp.	3,407	186,670
Pool Corp.	524	201,604
		682,117
Diversified REITs - 0.0%†
WP Carey, Inc.	2,870	193,811
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	96,054	1,394,704
Verizon Communications, Inc.	56,470	1,924,498
		3,319,202
Electric Utilities - 1.6%
American Electric Power Co., Inc.	6,917	586,147
Avangrid, Inc.	937	34,744
Constellation Energy Corp.	4,357	421,104
Duke Energy Corp.	10,355	969,435

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
Edison International	5,144	$370,162
Entergy Corp.	2,838	291,463
Evergy, Inc.	3,090	185,307
Eversource Energy	4,682	338,649
Exelon Corp.	13,356	559,082
FirstEnergy Corp.	7,308	287,862
NextEra Energy, Inc.	27,179	1,992,221
PG&E Corp.*	21,702	382,172
PPL Corp.	9,898	272,492
Southern Co.	14,647	1,059,564
Xcel Energy, Inc.	7,393	463,763
		8,214,167
Electrical Equipment - 0.6%
AMETEK, Inc.	3,095	490,867
Eaton Corp. plc	5,352	1,098,873
Emerson Electric Co.	7,679	701,477
Hubbell, Inc., Class B	719	224,328
Rockwell Automation, Inc.	1,543	518,895
		3,034,440
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	7,996	706,127
CDW Corp.	1,811	338,784
Corning, Inc.	10,278	348,835
Keysight Technologies, Inc.*	2,395	385,787
TE Connectivity Ltd.	4,233	607,393
Teledyne Technologies, Inc.*	632	243,023
Trimble, Inc.*	3,325	178,885
Zebra Technologies Corp., Class A*	690	212,492
		3,021,326
Energy Equipment & Services - 0.4%
Baker Hughes Co., Class A	13,593	486,493
Halliburton Co.	12,112	473,337
Schlumberger NV	19,144	1,116,861
		2,076,691
Entertainment - 1.3%
Activision Blizzard, Inc.*	9,610	891,424
Electronic Arts, Inc.	3,499	477,089
Liberty Media Corp.-Liberty Formula One, Class A*	320	20,570
Liberty Media Corp.-Liberty Formula One, Class C*	2,792	202,699
Live Nation Entertainment, Inc.*	1,934	169,709
Netflix, Inc.*	5,970	2,620,650
ROBLOX Corp., Class A*	4,969	195,033
Take-Two Interactive Software, Inc.*	2,130	325,762
Walt Disney Co.*	24,547	2,181,983
		7,084,919
Investments	Shares	Value
Financial Services - 4.2%
Apollo Global Management, Inc.	5,790	$473,101
Berkshire Hathaway, Inc., Class B*	23,954	8,430,850
Block, Inc., Class A*	7,309	588,594
Fidelity National Information Services, Inc.	7,962	480,746
Fiserv, Inc.*	8,292	1,046,533
FleetCor Technologies, Inc.*	991	246,670
Global Payments, Inc.	3,517	387,749
Mastercard, Inc., Class A	11,240	4,431,707
PayPal Holdings, Inc.*	14,992	1,136,693
Visa, Inc., Class A	21,736	5,167,299
		22,389,942
Food Products - 1.0%
Archer-Daniels-Midland Co.	7,317	621,652
Bunge Ltd.	2,023	219,839
Campbell Soup Co.	2,691	123,302
Conagra Brands, Inc.	6,402	210,050
General Mills, Inc.	7,893	589,923
Hershey Co.	1,978	457,531
Hormel Foods Corp.	3,885	158,819
J M Smucker Co.	1,431	215,580
Kellogg Co.	3,455	231,105
Kraft Heinz Co.	10,722	387,922
Lamb Weston Holdings, Inc.	1,960	203,115
McCormick & Co., Inc.	3,371	301,637
Mondelez International, Inc., Class A	18,295	1,356,208
Tyson Foods, Inc., Class A	3,836	213,742
		5,290,425
Gas Utilities - 0.0%†
Atmos Energy Corp.	1,940	236,117
Ground Transportation - 1.1%
CSX Corp.	27,318	910,236
JB Hunt Transport Services, Inc.	1,114	227,189
Norfolk Southern Corp.	3,059	714,552
Old Dominion Freight Line, Inc.	1,207	506,324
Uber Technologies, Inc.*	27,179	1,344,273
Union Pacific Corp.	8,191	1,900,476
		5,603,050
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	23,362	2,600,891
Align Technology, Inc.*	957	361,641
Baxter International, Inc.	6,788	307,021
Becton Dickinson & Co.	3,816	1,063,214
Boston Scientific Corp.*	19,312	1,001,327
Cooper Cos, Inc. (The)	665	260,188
Dexcom, Inc.*	5,205	648,335

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
Edwards Lifesciences Corp.*	8,142	$668,214
GE HealthCare Technologies, Inc.	5,253	409,734
Hologic, Inc.*	3,305	262,483
IDEXX Laboratories, Inc.*	1,115	618,524
Insulet Corp.*	937	259,315
Intuitive Surgical, Inc.*	4,708	1,527,275
Medtronic plc	17,870	1,568,271
ResMed, Inc.	1,973	438,697
STERIS plc	1,332	300,433
Stryker Corp.	4,539	1,286,398
Teleflex, Inc.	632	158,739
Zimmer Biomet Holdings, Inc.	2,802	387,096
		14,127,796
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp., Class A	2,176	406,694
Cardinal Health, Inc.	3,419	312,736
Centene Corp.*	7,368	501,687
Cigna Group (The)	3,974	1,172,727
CVS Health Corp.	17,222	1,286,311
Elevance Health, Inc.	3,183	1,501,198
HCA Healthcare, Inc.	2,772	756,229
Humana, Inc.	1,677	766,104
Laboratory Corp. of America Holdings	1,189	254,363
McKesson Corp.	1,821	732,770
Molina Healthcare, Inc.*	785	239,025
Quest Diagnostics, Inc.	1,503	203,221
UnitedHealth Group, Inc.	12,506	6,332,664
		14,465,729
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	7,328	159,970
Ventas, Inc.	5,378	260,941
Welltower, Inc.	6,677	548,515
		969,426
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	1,956	399,454
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	5,542	843,437
Booking Holdings, Inc.*	496	1,473,517
Carnival Corp.*	13,482	254,001
Chipotle Mexican Grill, Inc., Class A*	371	728,006
Darden Restaurants, Inc.	1,625	274,495
Domino’s Pizza, Inc.	475	188,452
DoorDash, Inc., Class A*	3,538	321,215
Expedia Group, Inc.*	1,918	235,013
Hilton Worldwide Holdings, Inc.	3,557	553,078
Las Vegas Sands Corp.*	4,410	263,762
Investments	Shares	Value
Marriott International, Inc., Class A	3,464	$699,070
McDonald’s Corp.	9,806	2,875,118
MGM Resorts International	4,060	206,126
Royal Caribbean Cruises Ltd.*	2,952	322,093
Starbucks Corp.	15,395	1,563,670
Yum! Brands, Inc.	3,761	517,777
		11,318,830
Household Durables - 0.3%
DR Horton, Inc.	4,166	529,166
Garmin Ltd.	2,052	217,286
Lennar Corp., Class A	3,409	432,363
Lennar Corp., Class B	192	22,063
NVR, Inc.*	41	258,564
		1,459,442
Household Products - 1.3%
Church & Dwight Co., Inc.	3,280	313,798
Clorox Co.	1,661	251,608
Colgate-Palmolive Co.	11,147	850,070
Kimberly-Clark Corp.	4,532	585,081
Procter & Gamble Co.	31,660	4,948,458
		6,949,015
Independent Power & Renewable Electricity Producers - 0.0%†
AES Corp. (The)	8,977	194,173
Industrial Conglomerates - 0.8%
3M Co.	7,409	826,104
General Electric Co.	14,630	1,671,331
Honeywell International, Inc.	8,938	1,735,134
		4,232,569
Industrial REITs - 0.3%
Prologis, Inc.	12,402	1,547,150
Insurance - 1.9%
Aflac, Inc.	7,388	534,448
Allstate Corp. (The)	3,530	397,760
American International Group, Inc.	9,724	586,163
Aon plc, Class A	2,743	873,646
Arch Capital Group Ltd.*	5,001	388,528
Arthur J Gallagher & Co.	2,874	617,335
Brown & Brown, Inc.	3,163	222,833
Chubb Ltd.	5,565	1,137,542
Cincinnati Financial Corp.	2,113	227,317
Everest Group Ltd.	575	207,293
Hartford Financial Services Group, Inc. (The)	4,167	299,524
Markel Group, Inc.*	179	259,498
Marsh & McLennan Cos, Inc.	6,646	1,252,239
MetLife, Inc.	8,637	543,872

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
Principal Financial Group, Inc.	3,030	$242,006
Progressive Corp. (The)	7,862	990,455
Prudential Financial, Inc.	4,902	472,994
Travelers Cos, Inc. (The)	3,102	535,436
W R Berkley Corp.	2,690	165,946
Willis Towers Watson plc	1,430	302,202
		10,257,037
Interactive Media & Services - 5.7%
Alphabet, Inc., Class A*	79,799	10,590,924
Alphabet, Inc., Class C*	68,640	9,136,670
Match Group, Inc.*	3,744	174,133
Meta Platforms, Inc., Class A*	29,715	9,467,199
Pinterest, Inc., Class A*	7,984	231,456
Snap, Inc., Class A*	13,413	152,372
ZoomInfo Technologies, Inc., Class A*	3,609	92,282
		29,845,036
IT Services - 1.4%
Accenture plc, Class A	8,483	2,683,597
Akamai Technologies, Inc.*	2,041	192,875
Cloudflare, Inc., Class A*	3,888	267,378
Cognizant Technology Solutions Corp., Class A	6,815	449,994
EPAM Systems, Inc.*	778	184,238
Gartner, Inc.*	1,061	375,159
GoDaddy, Inc., Class A*	2,073	159,808
International Business Machines Corp.	12,198	1,758,708
MongoDB, Inc., Class A*	942	398,843
Snowflake, Inc., Class A*	3,888	690,936
VeriSign, Inc.*	1,214	256,093
		7,417,629
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	3,974	483,914
Avantor, Inc.*	9,065	186,467
Bio-Rad Laboratories, Inc., Class A*	288	116,744
Danaher Corp.	8,920	2,275,135
Illumina, Inc.*	2,125	408,319
IQVIA Holdings, Inc.*	2,492	557,610
Mettler-Toledo International, Inc.*	296	372,211
Revvity, Inc.	1,683	206,925
Thermo Fisher Scientific, Inc.	5,180	2,842,058
Waters Corp.*	794	219,311
West Pharmaceutical Services, Inc.	997	366,936
		8,035,630

Investments	Shares	Value
Machinery - 1.7%
Caterpillar, Inc.	6,923	$1,835,771
Cummins, Inc.	1,902	496,042
Deere & Co.	3,622	1,556,010
Dover Corp.	1,879	274,278
Fortive Corp.	4,750	372,163
IDEX Corp.	1,014	228,971
Illinois Tool Works, Inc.	3,716	978,497
Ingersoll Rand, Inc.	5,436	354,808
Otis Worldwide Corp.	5,553	505,101
PACCAR, Inc.	7,022	604,805
Parker-Hannifin Corp.	1,722	706,037
Stanley Black & Decker, Inc.	2,054	203,901
Westinghouse Air Brake Technologies Corp.	2,415	286,033
Xylem, Inc./NY	3,215	362,491
		8,764,908
Media - 0.8%
Charter Communications, Inc., Class A*	1,394	564,836
Comcast Corp., Class A	55,862	2,528,315
Fox Corp., Class A	3,616	120,955
Fox Corp., Class B	1,832	57,543
Liberty Broadband Corp., Class A*	209	18,565
Liberty Broadband Corp., Class C*	1,590	141,717
Liberty Media Corp.-Liberty SiriusXM, Class A*	997	31,605
Liberty Media Corp.-Liberty SiriusXM, Class C*	2,056	65,442
Omnicom Group, Inc.	2,678	226,612
Paramount Global, Class B	6,811	109,180
Sirius XM Holdings, Inc.	9,354	47,705
Trade Desk, Inc. (The), Class A*	5,960	543,910
		4,456,385
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	19,251	859,557
Newmont Corp.	10,671	457,999
Nucor Corp.	3,373	580,460
Southern Copper Corp.	1,143	99,944
Steel Dynamics, Inc.	2,155	229,680
		2,227,640
Multi-Utilities - 0.7%
Ameren Corp.	3,526	302,072
CenterPoint Energy, Inc.	8,472	254,922
CMS Energy Corp.	3,917	239,211
Consolidated Edison, Inc.	4,654	441,478
Dominion Energy, Inc.	11,223	600,992

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
DTE Energy Co.	2,769	$316,497
Public Service Enterprise Group, Inc.	6,700	422,904
Sempra	4,228	630,057
WEC Energy Group, Inc.	4,238	380,827
		3,588,960
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	2,116	265,939
Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	4,140	167,629
Cheniere Energy, Inc.	3,264	528,311
Chevron Corp.	23,407	3,830,789
ConocoPhillips	16,258	1,913,891
Coterra Energy, Inc.	10,169	280,054
Devon Energy Corp.	8,620	465,480
Diamondback Energy, Inc.	2,433	358,430
EOG Resources, Inc.	7,856	1,041,155
EQT Corp.	4,855	204,784
Exxon Mobil Corp.	54,301	5,823,238
Hess Corp.	3,709	562,767
Kinder Morgan, Inc.	26,507	469,439
Marathon Oil Corp.	8,302	218,094
Marathon Petroleum Corp.	5,699	758,081
Occidental Petroleum Corp.	9,648	609,078
ONEOK, Inc.	6,005	402,575
Phillips 66	6,161	687,260
Pioneer Natural Resources Co.	3,140	708,604
Targa Resources Corp.	3,037	249,004
Texas Pacific Land Corp.	83	125,023
Valero Energy Corp.	4,857	626,116
Williams Cos, Inc. (The)	16,359	563,568
		20,593,370
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	8,637	399,547
Southwest Airlines Co.	7,986	272,802
United Airlines Holdings, Inc.*	4,405	239,236
		911,585
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,116	560,880
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	28,217	1,754,815
Eli Lilly & Co.	10,584	4,810,957
Johnson & Johnson	34,905	5,847,634
Merck & Co., Inc.	34,084	3,635,059
Pfizer, Inc.	75,827	2,734,322
Royalty Pharma plc, Class A	5,059	158,751
Investments	Shares	Value
Viatris, Inc.	16,122	$169,765
Zoetis, Inc., Class A	6,208	1,167,663
		20,278,966
Professional Services - 0.8%
Automatic Data Processing, Inc.	5,551	1,372,541
Broadridge Financial Solutions, Inc.	1,585	266,153
Equifax, Inc.	1,647	336,120
Jacobs Solutions, Inc.	1,703	213,573
Leidos Holdings, Inc.	1,842	172,282
Paychex, Inc.	4,309	540,651
Paycom Software, Inc.	653	240,800
SS&C Technologies Holdings, Inc.	2,915	169,799
TransUnion	2,596	206,875
Verisk Analytics, Inc., Class A	1,945	445,288
		3,964,082
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	4,174	347,736
CoStar Group, Inc.*	5,485	460,575
		808,311
Residential REITs - 0.3%
AvalonBay Communities, Inc.	1,909	360,132
Equity Residential	4,583	302,203
Essex Property Trust, Inc.	862	209,940
Invitation Homes, Inc.	7,809	277,220
Mid-America Apartment Communities, Inc.	1,565	234,218
Sun Communities, Inc.	1,670	217,601
		1,601,314
Retail REITs - 0.2%
Realty Income Corp.	9,048	551,656
Simon Property Group, Inc.	4,393	547,368
		1,099,024
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc.*	21,632	2,474,701
Analog Devices, Inc.	6,794	1,355,607
Applied Materials, Inc.	11,350	1,720,547
Broadcom, Inc.	5,600	5,032,440
Enphase Energy, Inc.*	1,840	279,367
Entegris, Inc.	2,011	220,627
First Solar, Inc.*	1,335	276,879
Intel Corp.	56,028	2,004,122
KLA Corp.	1,842	946,696
Lam Research Corp.	1,804	1,296,156
Marvell Technology, Inc.	11,541	751,665
Microchip Technology, Inc.	7,362	691,586
Micron Technology, Inc.	14,696	1,049,147

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
Monolithic Power Systems, Inc.	606	$339,051
NVIDIA Corp.	33,220	15,523,374
NXP Semiconductors NV	3,489	777,977
ON Semiconductor Corp.*	5,799	624,842
Qorvo, Inc.*	1,342	147,647
QUALCOMM, Inc.	14,962	1,977,528
Skyworks Solutions, Inc.	2,138	244,523
SolarEdge Technologies, Inc.*	757	182,785
Teradyne, Inc.	2,084	235,367
Texas Instruments, Inc.	12,192	2,194,560
		40,347,194
Software - 10.5%
Adobe, Inc.*	6,160	3,364,407
ANSYS, Inc.*	1,164	398,204
Aspen Technology, Inc.*	392	69,972
Atlassian Corp., Class A*	2,038	370,794
Autodesk, Inc.*	2,875	609,471
Cadence Design Systems, Inc.*	3,664	857,413
Crowdstrike Holdings, Inc., Class A*	3,011	486,758
Datadog, Inc., Class A*	3,378	394,280
DocuSign, Inc., Class A*	2,713	146,014
Fair Isaac Corp.*	336	281,558
Fortinet, Inc.*	8,755	680,439
Gen Digital, Inc.	7,640	148,598
HubSpot, Inc.*	667	387,227
Intuit, Inc.	3,768	1,928,086
Microsoft Corp.	99,876	33,550,346
Oracle Corp.	20,670	2,423,144
Palantir Technologies, Inc., Class A*	24,071	477,569
Palo Alto Networks, Inc.*	4,067	1,016,587
PTC, Inc.*	1,433	208,946
Roper Technologies, Inc.	1,432	706,048
Salesforce, Inc.*	13,149	2,958,656
ServiceNow, Inc.*	2,738	1,596,254
Splunk, Inc.*	2,043	221,318
Synopsys, Inc.*	2,045	923,931
Tyler Technologies, Inc.*	564	223,699
Unity Software, Inc.*	3,006	137,795
VMware, Inc., Class A*	2,820	444,517
Workday, Inc., Class A*	2,764	655,427
Zoom Video Communications, Inc., Class A*	2,965	217,483
Zscaler, Inc.*	1,150	184,437
		56,069,378

Investments	Shares	Value
Specialized REITs - 1.1%
American Tower Corp.	6,261	$1,191,531
Crown Castle, Inc.	5,824	630,681
Digital Realty Trust, Inc.	3,914	487,763
Equinix, Inc.	1,257	1,018,069
Extra Space Storage, Inc.	2,837	395,960
Iron Mountain, Inc.	3,916	240,442
Public Storage	2,126	599,001
SBA Communications Corp., Class A	1,456	318,791
VICI Properties, Inc., Class A	13,491	424,697
Weyerhaeuser Co.	9,841	335,184
		5,642,119
Specialty Retail - 2.1%
AutoZone, Inc.*	247	612,985
Best Buy Co., Inc.	2,615	217,176
Burlington Stores, Inc.*	871	154,707
CarMax, Inc.*	2,122	175,298
Home Depot, Inc. (The)	13,601	4,540,558
Lowe’s Cos, Inc.	8,012	1,876,971
O’Reilly Automotive, Inc.*	818	757,296
Ross Stores, Inc.	4,593	526,542
TJX Cos, Inc. (The)	15,472	1,338,792
Tractor Supply Co.	1,472	329,713
Ulta Beauty, Inc.*	672	298,906
		10,828,944
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	198,596	39,014,185
Dell Technologies, Inc., Class C	3,444	182,256
Hewlett Packard Enterprise Co.	17,401	302,429
HP, Inc.	11,650	382,470
NetApp, Inc.	2,870	223,889
Seagate Technology Holdings plc	2,587	164,275
Western Digital Corp.*	4,297	182,880
		40,452,384
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc.*	1,555	588,614
NIKE, Inc., Class B	16,549	1,826,844
		2,415,458
Tobacco - 0.6%
Altria Group, Inc.	23,979	1,089,126
Philip Morris International, Inc.	20,846	2,078,763
		3,167,889

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
Trading Companies & Distributors - 0.3%
Fastenal Co.	7,668	$449,422
Ferguson plc	2,754	445,102
United Rentals, Inc.	924	429,364
WW Grainger, Inc.	601	443,832
		1,767,720
Water Utilities - 0.1%
American Water Works Co., Inc.	2,617	385,824
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	7,735	1,065,651
Total Common Stocks
(Cost $494,153,124)		527,183,816
Securities Lending Reinvestment†††
Money Market Fund – 0.0%†
Fidelity Investments Money Market
Treasury Portfolio – Institutional Class, 5.19%†††† (Cost $82,925)	82,925	82,925
Investments	Principal	Value
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
Citibank, New York 4.68% 8/1/2023
(Cost $95,616)	$95,616	$95,616
Total Investments - 99.9%
(Cost $494,331,665)		$527,362,357
Other Assets Less Liabilities – 0.1%		295,537
Net Assets - 100.0%		$527,657,894

*	Non-income producing security.
†	Represents less than 0.05%.
††	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 was $81,427, collateralized in the form of cash with a value of $82,925 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $82,925.
†††	The security was purchased with cash collateral held from securities on loan at July 31, 2023. The total value of securities purchased was $82,925.
††††	7-day net yield.

Futures Contracts Purchased

Engine No. 1 Transform 500 ETF had the following open long futures contracts as of July 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	20	9/15/2023	USD	$461,450	$9,845

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schedule of Investments (concluded) Engine No. 1 Transform 500 ETF July 31, 2023 (Unaudited)

The following is a summary of the valuations as of July 31, 2023 for the Fund based upon the three levels defined above:

Engine No. 1 Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$527,183,816	$-	$-	$527,183,816
Money Market Fund	82,925	-	-	82,925
Short-Term Investments
Time Deposit	-	95,616	-	95,616
Total Investments	$527,266,741	$95,616	$-	$527,362,357
Other Financial Instruments
Assets
Futures Contracts**	$9,845	$-	$-	$9,845
Total Other Financial Instruments	$9,845	$-	$-	$9,845

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Futures Contracts Purchased.